Long term debt (Narrative) (Details)					12 Months Ended
	Jan. 13, 2025 USD ($)	Sep. 09, 2024 USD ($)	May 24, 2024 CAD ($)	Nov. 07, 2023 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings					$ 285,240,000	$ 1,041,590,000
Proceeds from debentures						497,022,000
Revolving Credit Facilities [Abstract]
Unsecured revolving credit facility					1,000,000,000
Maximum Letters of credit under the facility					100,000,000
Increase in revolving credit facility with minimum Increments					50,000,000
Maximum unsecured revolving credit facility					1,250,000,000
Unsecured loans received					0	0
Outstanding letters of credit facility					1,529,574,000	1,527,815,000
Outstanding and committed letters of credit					$ 1,793,917,000	1,890,028,000
Debt to tangible net worth ratio					1
Credit Facility Maturity					October 1, 2029
Westinghouse Electric Company [Member]
Disclosure of detailed information about borrowings [line items]
Percent acquired in acquisition				49.00%
US Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds of long-term debt				$ 600,000,000
US Term Loan [Member] | Westinghouse Electric Company [Member] | Repayment Of Borrowings Transaction [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings	$ 200,000,000
US Term Loan [Member] | Westinghouse Electric Company [Member] | Major Business Combination [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of borrowings		$ 100,000,000
US Term Loan, Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds of long-term debt				300,000,000
US Term Loan Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds of long-term debt				$ 300,000,000
Series I [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate			5.04%
Interest rate			4.94%		4.94%
Debenture issuance			$ 500,000,000		$ 497,630,000	$ 497,252,000
Proceeds from debentures			$ 497,000,000